Income Taxes, additional income tax expense disclosures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure
Range of potential change in unrecognized tax benefits due to state income tax positions and their resolution and expiration of statutes of limitations within the next year	$ 0.2
Net accrued interest and penalties, total	12.4	13.2
Accrued interest and penalties related to unrecognized income tax benefits	$ 0.7	$ (1.5)	$ (2.5)
Federal
Income Tax Disclosure
Open tax years	2011
State
Income Tax Disclosure
Open tax years	2009